Non-current receivables	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Non-current receivables
Non-current receivables

(in thousands of USD)	December 31, 2018	December 31, 2017
Shareholders loans to joint ventures	28,665	159,733
Derivatives	7,930	—
Other non-current receivables	2,062	618
Investment	1	1
Total non-current receivables	38,658	160,352

The shareholders loans to joint ventures as of December 31, 2018 and December 31, 2017 did not bear interest. Please refer to Note 25 for more information on the shareholders loans to joint ventures.
The derivatives relates to the fair market value of the Interest Rate Swaps, acquired through the acquisition of Gener8 Maritime Inc. and two forward cap contracts which were entered into 2018 (see Note 13).

The increase in other non-current receivables relates to an increase of cash guarantees and deposits, acquired in the merger with Gener8 Maritime Inc.

The maturity date of the non-current receivables is as follows:

(in thousands of USD)	December 31, 2018	December 31, 2017
Receivable:
Within two years	7,206	—
Between two and three years	—	—
Between three and four years	725	—
Between four and five years	541	—
More than five years	30,186	160,352
Total non-current receivables	38,658	160,352

Because the shareholders loans are perpetual non-amortizing loans, these non-current receivables are presented as maturing after 5 years.
Trade and other receivables - current

(in thousands of USD)	December 31, 2018	December 31, 2017
Trade receivables	64,923	32,758
Accrued income	17,765	12,465
Accrued interest	750	52
Deferred charges	39,734	24,797
Deferred fulfillment costs	2,140	—
Other receivables	180,414	66,725
Total trade and other receivables	305,726	136,797

The increase in trade receivables mainly relates to the merger with Gener8 Maritime Inc. and due to the increase in market freight rates compared to prior year-end.
The increase in accrued income and deferred charges relates to a higher number of vessels on the spot market, primarily as a result of the merger with Gener8 Maritime Inc.

Fulfillment costs represent primarily bunker costs incurred between the date on which the contract of a spot voyage charter was concluded and the next load port. These expenses are deferred according to IFRS 15 Revenue from Contracts with Customers and are amortized on a systematic basis consistent with the pattern of transfer of service.

The increase in other receivables relates to income to be received by the Group from the Tankers International Pool. These amounts increased in 2018 due to a higher number of vessels in the Pool as a result of the merger with Gener8 Maritime Inc. and improving freight market conditions at the end of 2018.

For currency and credit risk, we refer to Note 18.